Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005520 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000005520 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005520 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005520 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005520 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005520 | AbbVie
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005520 | HPEFS Equipment Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005520 | AmeriCredit Automobile Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005520 | CarMax Auto Owner Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005520 | Verus Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005520 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000005520 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005520 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000005520 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000005520 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005520 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005520 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000005520 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005521 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000005521 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005521 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005521 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005521 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005521 | AbbVie
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005521 | HPEFS Equipment Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005521 | AmeriCredit Automobile Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005521 | CarMax Auto Owner Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005521 | Verus Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005521 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000005521 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005521 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000005521 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000005521 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005521 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005521 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000005521 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%